1
The Gabelli ABC Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 39.7%
Aerospace and Defense  — 1.3%
222,900 Aerojet Rocketdyne Holdings Inc.† ............ $ 8,771,115
1,800 Hexcel Corp. ............................................ 107,046
22,500 Meggitt plc† ............................................. 224,693
1,700 Spire Global Inc.† ..................................... 3,570
9,106,424
Automotive  — 0.1%
55,000 Iveco Group NV† ...................................... 362,020
Automotive: Parts and Accessories  — 0.5%
24,000 Meritor Inc.† ............................................ 853,680
17,000 Tenneco Inc., Cl. A† .................................. 311,440
60,000 Veoneer Inc.† ........................................... 2,217,000
3,382,120
Broadcasting  — 1.0%
8,000 Cogeco Inc. .............................................. 493,253
105,000 Sinclair Broadcast Group Inc., Cl. A ........... 2,942,100
150,000 TEGNA Inc. .............................................. 3,360,000
6,795,353
Building and Construction  — 9.6%
14,000 Cornerstone Building Brands Inc.† ............ 340,480
2,000 Hinokiya Group Co. Ltd. ............................ 38,673
6,000 Johnson Controls International plc ............ 393,420
935,400 Lennar Corp., Cl. B ................................... 63,934,590
64,707,163
Business Services  — 0.6%
30,000 Bottomline Technologies DE Inc.† ............. 1,700,400
76,000 Dawson Geophysical Co.† ........................ 177,840
2,000 eWork Group AB ...................................... 22,973
388,721 Macquarie Infrastructure Holdings LLC ..... 1,449,929
6,500 Nielsen Holdings plc ................................. 177,060
180,000 Steel Connect Inc.† .................................. 232,200
5,000 Volt Information Sciences Inc.† ................ 29,900
3,790,302
Cable and Satellite  — 0.5%
1,000 Charter Communications Inc., Cl. A† ......... 545,520
600 Gilat Satellite Networks Ltd.† .................... 5,286
69,000 Liberty Global plc, Cl. A† .......................... 1,760,190
25,000 Liberty Global plc, Cl. C† .......................... 647,750
14,000 Liberty Latin America Ltd., Cl. A† .............. 135,800
10,000 Shaw Communications Inc., Cl. B ............. 310,363
3,404,909
Communications  — 0.1%
6,000 Millicom International Cellular SA† ........... 151,260
10,000 Plantronics Inc.† ...................................... 394,000
545,260
Computer Software and Services  — 1.4%
3,500 Anaplan Inc.† ........................................... 227,675
11,700 Aspen Technology Inc.† ............................ 1,934,829
Shares
Market
Value
125,000 Avast plc .................................................. $ 929,408
6,500 Cerner Corp. ............................................ 608,140
8,000 Citrix Systems Inc. ................................... 807,200
14,000 Dell Technologies Inc., Cl. C† .................... 702,660
60,000 Digi International Inc.† ............................. 1,291,200
9,000 Fiserv Inc.† .............................................. 912,600
6,500 Mandiant Inc.† ......................................... 145,015
14,000 Mimecast Ltd.† ........................................ 1,113,840
6,000 Playtech plc† ............................................ 46,661
5,000 Rocket Internet SE .................................... 155,815
2,800 Rockwell Automation Inc. ......................... 784,084
9,659,127
Consumer Products  — 0.9%
2,000 Accell Group NV† ..................................... 126,997
15,000 Bang & Olufsen A/S† ................................ 43,166
17,000 Energizer Holdings Inc. ............................. 522,920
22,500 Hunter Douglas NV† ................................. 4,296,122
20,000 Terminix Global Holdings Inc.† ................. 912,600
5,901,805
Diversified Industrial  — 1.2%
5,000 Akka Technologies† .................................. 270,921
16,000 Haldex AB† .............................................. 70,110
6,000 Intertape Polymer Group Inc. .................... 190,441
40,000 Myers Industries Inc. ................................ 864,000
35,000 Steel Partners Holdings LP† ..................... 1,454,600
106,435 US Ecology Inc.† ...................................... 5,096,108
20,000 Wartsila OYJ Abp ..................................... 183,770
8,129,950
Electronics  — 1.8%
1,300 Coherent Inc.† ......................................... 355,368
6,000 NeoPhotonics Corp.† ................................ 91,260
44,000 Rogers Corp.† .......................................... 11,954,800
1,000 Ultra Electronics Holdings plc ................... 43,666
12,445,094
Energy and Utilities  — 3.4%
58,000 Alerion Cleanpower SpA ........................... 1,937,707
16,666 Alvopetro Energy Ltd. ............................... 72,922
13,000 APA Corp. ................................................ 537,290
9,185 Corning Natural Gas Holding Corp. ............ 222,506
20,000 Endesa SA ................................................ 437,522
46,982 Energy Transfer LP ................................... 525,728
520 Equitrans Midstream Corp. ....................... 4,389
200,000 Gulf Coast Ultra Deep Royalty Trust ........... 7,420
31,000 National Fuel Gas Co. ................................ 2,129,700
245,000 PNM Resources Inc. ................................. 11,679,150
30,000 Primo Water Corp. .................................... 427,500
12,000 Renewable Energy Group Inc.† ................. 727,800
80,000 Severn Trent plc ....................................... 3,234,732
4,000 South Jersey Industries Inc. ..................... 138,200
300 Southwest Gas Holdings Inc. .................... 23,487

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
22,500 UGI Corp. ................................................. $ 814,950
116,000 Vivo Energy plc ........................................ 208,156
23,129,159
Entertainment  — 0.8%
2,000 Activision Blizzard Inc. .............................. 160,220
91,000 Fox Corp., Cl. B ........................................ 3,301,480
30,000 Liberty Media Corp.- Liberty Braves, Cl. A† 863,400
4,740 Madison Square Garden Entertainment
Corp.† .................................................. 394,889
3,500 Madison Square Garden Sports Corp.† ..... 627,760
5,500 Zynga Inc., Cl. A† ..................................... 50,820
5,398,569
Equipment and Supplies  — 1.7%
127,000 SPX FLOW Inc. ......................................... 10,949,940
33,600 The L.S. Starrett Co., Cl. A† ...................... 258,384
11,208,324
Financial Services  — 3.4%
17,000 Aareal Bank AG ........................................ 535,978
7,000 Alimco Financial Corp.† ............................ 49,000
400 Alleghany Corp.† ...................................... 338,800
40,000 AllianceBernstein Holding LP .................... 1,880,800
22,000 American National Group Inc. ................... 4,159,980
3,000 Brookfield Asset Management Inc., Cl. A ... 169,710
23,000 Equitable Holdings Inc. ............................. 710,930
9,000 Fanhua Inc., ADR ..................................... 65,520
32,000 First Horizon Corp. ................................... 751,680
1,000 Horizon Bancorp Inc. ................................ 18,670
10,000 Intertrust NV† .......................................... 217,267
53,000 KKR & Co. Inc. ......................................... 3,098,910
1,000 Mastercard Inc., Cl. A ............................... 357,380
80,000 MoneyGram International Inc.† ................. 844,800
7,920 SouthState Corp. ...................................... 646,193
1,000 Topdanmark AS ........................................ 55,978
16,000 Valley National Bancorp ............................ 208,320
126,932 Webster Financial Corp. ............................ 7,123,424
7,500 Willis Towers Watson plc .......................... 1,771,650
35,000 Wright Investors' Service Holdings Inc.† ... 8,925
23,013,915
Food and Beverage  — 0.8%
2,000 Pernod Ricard SA ..................................... 440,951
18,500 Remy Cointreau SA .................................. 3,827,072
7,200 Sanderson Farms Inc. ............................... 1,349,928
5,617,951
Health Care  — 2.8%
12,500 AstraZeneca plc, ADR ............................... 829,250
400 Bio-Rad Laboratories Inc., Cl. A† .............. 225,292
8,400 Bioventus Inc., Cl. A† ............................... 118,440
5,000 Bridgebio Pharma Inc.† ............................ 50,750
Shares
Market
Value
34,000 Change Healthcare Inc.† ........................... $ 741,200
15,000 Clovis Oncology Inc.† ............................... 30,300
2,000 Healthcare Trust of America Inc., Cl. A,
REIT ..................................................... 62,680
500 ICU Medical Inc.† ..................................... 111,320
182,000 Idorsia Ltd.† ............................................ 3,629,955
300 Illumina Inc.† ........................................... 104,820
32,500 Intersect ENT Inc.† ................................... 910,325
65,000 IntriCon Corp.† ........................................ 1,550,900
37,000 McKesson Europe AG ............................... 933,232
433,000 Myrexis Inc.† ........................................... 8,660
2,500 Ortho Clinical Diagnostics Holdings plc† ... 46,650
70,000 Perrigo Co. plc ......................................... 2,690,100
12,000 QIAGEN NV† ............................................ 588,000
500 SOC Telemed Inc.† ................................... 1,495
220,000 Viatris Inc. ............................................... 2,393,600
21,000 Vifor Pharma AG† .................................... 3,744,116
18,771,085
Hotels and Gaming  — 0.0%
4,000 Entain plc† ............................................... 86,359
Machinery  — 2.1%
22,000 Astec Industries Inc. ................................. 946,000
25,000 CFT SpA† ................................................. 127,219
12,000 CIRCOR International Inc.† ....................... 319,440
275,000 CNH Industrial NV .................................... 4,361,500
40,000 Neles Oyj ................................................. 408,870
240,000 Welbilt Inc.† ............................................. 5,700,000
320,000 Zardoya Otis SA ....................................... 2,495,700
14,358,729
Metals and Mining  — 1.2%
85,000 Ampco-Pittsburgh Corp.† ......................... 536,350
3,760 Endeavour Mining plc ............................... 93,267
33,000 Freeport-McMoRan Inc. ............................ 1,641,420
4,257 Kinross Gold Corp. ................................... 24,994
19,000 Newmont Corp. ........................................ 1,509,550
83,500 Pan American Silver Corp. ........................ 2,279,550
50,000 Sierra Metals Inc. ..................................... 59,000
1,500 Turquoise Hill Resources Ltd.† ................. 45,043
10,000 Vulcan Materials Co. ................................. 1,837,000
8,026,174
Paper and Forest Products  — 0.0%
3,100 Keweenaw Land Association Ltd. .............. 66,185
2,000 Neenah Inc. .............................................. 79,320
145,505
Publishing  — 0.2%
50,000 Houghton Mifflin Harcourt Co.† ................ 1,050,500
1,500 Lee Enterprises Inc.† ................................ 40,380
26,000 The E.W. Scripps Co., Cl. A† ..................... 540,540
1,631,420

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate  — 0.1%
500 American Tower Corp., REIT ..................... $ 125,610
10,000 Bluerock Residential Growth REIT Inc. ...... 265,700
5,000 Corem Property Group AB, Cl. B ............... 13,029
10,000 Hibernia REIT plc ..................................... 17,877
1,000 S IMMO AG .............................................. 24,503
446,719
Retail  — 0.3%
7,500 Marshall Motor Holdings plc ..................... 39,015
188,000 Sportsman's Warehouse Holdings Inc.† .... 2,009,720
101,770 The Bon-Ton Stores Inc.† ......................... 560
2,049,295
Semiconductors  — 0.8%
30,000 AIXTRON SE ............................................ 663,584
18,000 CMC Materials Inc. ................................... 3,337,200
11,500 Siltronic AG .............................................. 1,186,442
5,187,226
Specialty Chemicals  — 1.2%
25,000 Atotech Ltd.† ........................................... 548,750
300,000 Ferro Corp.† ............................................. 6,522,000
18,000 GCP Applied Technologies Inc.† ................ 565,560
1,800 Linde plc .................................................. 574,974
18,000 SGL Carbon SE† ....................................... 112,904
400 Tronox Holdings plc, Cl. A ......................... 7,916
8,332,104
Telecommunications  — 1.3%
120,000 Koninklijke KPN NV .................................. 417,233
2,081 Liberty Latin America Ltd., Cl. C† .............. 19,957
105,000 Lumen Technologies Inc. .......................... 1,183,350
74,000 Orange Belgium SA .................................. 1,571,760
61,000 Parrot SA† ............................................... 270,600
100,000 Pharol SGPS SA† ..................................... 8,817
100,000 Telenet Group Holding NV ......................... 3,232,462
105,000 Vonage Holdings Corp.† ........................... 2,130,450
8,834,629
Transportation  — 0.4%
12,700 DSV A/S ................................................... 2,456,292
Wireless Communications  — 0.2%
30,000 Millicom International Cellular SA, SDR† ... 762,571
10,000 United States Cellular Corp.† .................... 302,300
1,064,871
Wireless Telecommunications Services  — 0.0%
400,000 NII Holdings Inc., Escrow† ....................... 120,000
TOTAL COMMON STOCKS .................. 268,107,853
Shares
Market
Value
CLOSED-END FUNDS  — 0.2%
235,000 Altaba Inc., Escrow† ................................. $ 1,368,875
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ................ 650
Entertainment  — 0.0%
201,000 Media General Inc., CVR†(a) ..................... 0
Health Care  — 0.0%
39,000 Achillion Pharmaceuticals Inc., CVR† ........ 19,500
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
187,969 Ambit Biosciences Corp., CVR†(a) ............ 317,668
100,000 Dova Pharmaceuticals Inc., CVR† ............. 12,500
640,000 Innocoll, CVR†(a) ..................................... 1
150,000 Ipsen SA/Clementia, CVR†(a) .................... 0
95,400 Ocera Therapeutics, CVR†(a) .................... 16,218
11,000 Prevail Therapeutics Inc., CVR† ................ 5,500
825,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(a) .............................. 0
12,000 Tobira Therapeutics Inc., CVR†(a) ............. 0
1,500 Zogenix Inc., CVR† ................................... 1,125
379,012
Metals and Mining  — 0.3%
10,000 Kinross Gold Corp., CVR† ......................... 0
2,200,000 Pan American Silver Corp., CVR† .............. 1,848,000
1,848,000
TOTAL RIGHTS ............................... 2,227,662
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
102,000 Ampco-Pittsburgh Corp., expire 08/01/25† 83,140
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 59.8%
$ 404,910,000 U.S. Treasury Bills,
0.060% to 1.056%††,
04/07/22 to 09/29/22(b) ........................ 404,582,746
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $638,486,460) ............................. $ 676,370,276

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (8.8)%
Building and Construction — (8.7)%
723,000 Lennar Corp., Cl. A ......................... $ 58,685,910
Financial Services — (0.1)%
15,000 Webster Financial Corp. .................... 841,800
TOTAL SECURITIES SOLD SHORT
(Proceeds received $40,848,192)(c) .... $ 59,527,710
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2022, $95,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At March 31, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
As of March 31, 2022, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 23,183,328 EUR 21,000,000 State Street Bank and Trust Co. 04/29/22 $ (67,775)
USD 4,606,553 GBP 3,500,000 State Street Bank and Trust Co. 04/29/22 9,627
USD 791,413 CAD 1,000,000 State Street Bank and Trust Co. 04/29/22 (8,373)
GBP 500,000 USD 656,803 State Street Bank and Trust Co. 04/29/22 (99)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ (66,620)